CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	CAD 321	CAD 35
Trade receivables and other	529	451
Derivative financial instruments	4	9
Inventory	168	181
Current assets	1,022	676
Non-current assets
Property, plant and equipment	13,546	11,331
Intangible assets and goodwill	4,714	2,834
Investments in equity accounted investees	6,229	134
Deferred tax assets	0	31
Advances to related parties	42	0
Other assets	13	11
Non-current assets	24,544	14,341
Total Assets	25,566	15,017
Current liabilities
Trade payables and accrued liabilities	713	638
Taxes payable	3	5
Dividends payable	91	64
Loans and borrowings	163	6
Convertible debentures	93	0
Derivative financial instruments	79	65
Current liabilities	1,142	778
Non-current liabilities
Loans and borrowings	7,300	4,002
Convertible debentures	0	143
Derivative financial instruments	0	58
Employee benefits, share-based payments and other	66	48
Deferred revenue	136	86
Decommissioning provision	546	488
Taxes payable	22	0
Deferred tax liabilities	2,376	1,111
Other liabilities	129	7
Non-current liabilities	10,575	5,943
Total Liabilities	11,717	6,721
Equity
Deficit	(2,075)	(2,010)
Accumulated other comprehensive income	(7)	(11)
Equity attributable to owners of parent	13,789	8,296
Non-controlling interests	60	0
Total Equity	13,849	8,296
Total Liabilities and Equity	25,566	15,017
Common share capital
Equity
Share capital	13,447	8,808
Preferred share capital
Equity
Share capital	CAD 2,424	CAD 1,509